Borrowings (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Contractual Obligation Fiscal Year Maturity Schedule [Abstract]
December 31, 2013	$ 19,724
December 31, 2014	20,376
December 31, 2015	20,627
December 31, 2016	66,976
December 31, 2017	567,776
December 31, 2018 and thereafter	297,014
Total	$ 992,493	$ 843,383